Tax matters - Tax reforms and other information (Details) - GBP (£)		12 Months Ended
	Aug. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax reforms
Income tax rate (as a percent)				30.00%	30.00%	30.00%
Total tax rate (as a percent)				34.40%	32.12%	30.48%
UNITED STATES
Tax reforms
Corporate tax rate (as a percent)				35.00%
ARGENTINA
Tax reforms
Income tax rate (as a percent)				35.00%
SPAIN
Tax reforms
Limit for the integration of deferred monetized tax assets (as a percent)					25.00%	70.00%
Limit of the tax rate for the application of deductions (as a percent)					50.00%
UK
Tax reforms
Corporate tax rate (as a percent)					19.00%
Surcharge on the standard income tax rate for bank profits (as a percent)						8.00%
Dividend exemption, generating potential tax credit				£ 2,000
BRAZIL
Tax reforms
Social contribution tax (as a percent)	15.00%			20.00%
Income tax rate (as a percent)				25.00%
Total tax rate (as a percent)				40.00%
POLAND
Tax reforms
Tax on certain bank assets (as a percent)				0.0366%
CHILE
Tax reforms
First Category tax rate (as a percent)					20.00%
Forecast | UNITED STATES | Changes in tax rates
Tax reforms
Corporate tax rate (as a percent)				21.00%
Forecast | ARGENTINA | Changes in tax rates
Tax reforms
Income tax rate (as a percent)		25.00%	30.00%	30.00%
Dividend withholding rate		13.00%	7.00%	7.00%
Forecast | CHILE | Changes in tax rates
Tax reforms
First Category tax rate (as a percent)				27.00%
Maximum | UK
Tax reforms
Corporate tax rate (as a percent)						20.00%
Minimum | UK
Tax reforms
Corporate tax rate (as a percent)		17.00%